Document and Entity Information	Oct. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2024
Entity Registrant Name	Endo, Inc.
Entity Central Index Key	0002008861
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-280767
Entity Tax Identification Number	30-1390281
Entity Address, Address Line One	1400 Atwater Drive
Entity Address, City or Town	Malvern,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	216-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false